S-K 1602(a)(3) Forepart, Sponsor Compensation	Jul. 03, 2025 $ / shares shares
Delaware Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	265,000
BTIG [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	110,000
Private Placement Units [Member] | Cayman Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	50,000
Private Placement Units [Member] | Delaware Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	215,000
Private Placement Units [Member] | BTIG [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	126,500
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Over Allotment [Member] | Delaware Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	231,500
Co-sponsors [Member] | Delaware Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	281,500
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10